Tax	12 Months Ended
Dec. 31, 2017
Consolidated and separate financial statements [line items]
Tax

The notes included in this section focus on the results and performance of the Group. Information on the income generated, expenditure incurred, segmental performance, tax, earnings per share and dividends are included here. For further detail on performance, please see Income statement commentary within Financial review (unaudited) on page 167.

10 Tax

Accounting for income taxes

Barclays applies IAS 12 Income Taxes in accounting for taxes on income. Income tax payable on taxable profits (Current tax) is recognised as an expense in the periods in which the profits arise. Withholding taxes are also treated as income taxes. Income tax recoverable on tax allowable losses is recognised as a current tax asset only to the extent that it is regarded as recoverable by offset against taxable profits arising in the current or prior periods. Current tax is measured using tax rates and tax laws that have been enacted or substantively enacted at the balance sheet date.

Deferred tax assets are recognised to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilised, except in certain circumstances where the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss. Deferred tax is determined using tax rates and legislation enacted or substantively enacted by the balance sheet date which are expected to apply when the deferred tax asset is realised or the deferred tax liability is settled. Deferred tax assets and liabilities are only offset when there is both a legal right to set-off and an intention to settle on a net basis.

The Group considers an uncertain tax position to exist when it considers that ultimately, in the future, the amount of profit subject to tax may be greater than the amount initially reflected in the Group’s tax returns. The Group accounts for provisions in respect of uncertain tax positions in two different ways.

A current tax provision is recognised when it is considered probable that the outcome of a review by a tax authority of an uncertain tax position will alter the amount of cash tax due to, or from, a tax authority in the future. From recognition, the current tax provision is then measured at the amount the Group ultimately expects to pay the tax authority to resolve the position.

Deferred tax provisions are adjustments made to the carrying value of deferred tax assets in respect of uncertain tax positions. A deferred tax provision is recognised when it is considered probable that the outcome of a review by a tax authority of an uncertain tax position will result in a reduction in the carrying value of the deferred tax asset. From recognition of a provision, measurement of the underlying deferred tax asset is adjusted to take into account the expected impact of resolving the uncertain tax position on the loss or temporary difference giving rise to the deferred tax asset.

The approach taken to measurement takes account of whether the uncertain tax position is a discrete position that will be reviewed by the tax authority in isolation from any other position, or one of a number of issues which are expected to be reviewed together concurrently and resolved simultaneously with a tax authority. Barclays’ measurement of provisions is based upon its best estimate of the additional profit that will become subject to tax. For a discrete position, consideration is given only to the merits of that position. Where a number of issues are expected to be reviewed and resolved together, Barclays will take into account not only the merits of its position in respect of each particular issue but also the overall level of provision relative to the aggregate of the uncertain tax positions across all the issues that are expected to be resolved at the same time. In addition, in assessing provision levels, it is assumed that tax authorities will review uncertain tax positions and that all facts will be fully and transparently disclosed.

Critical accounting estimates and judgements

There are two key areas of judgement that impact the reported tax position. Firstly, the level of provisioning for uncertain tax positions; and secondly, the recognition and measurement of deferred tax assets.

The Group does not consider there to be a significant risk of a material adjustment to the carrying amount of current and deferred tax balances, including provisions for uncertain tax positions in the next financial year.  The provisions for uncertain tax positions cover a diverse range of issues and reflect advice from external counsel where relevant.  It should be noted that only a proportion of the total uncertain tax positions will be under audit at any point in time, and could therefore be subject to challenge by a tax authority over the next year.

Deferred tax assets have been recognised based on business profit forecasts. Detail on the recognition of deferred tax assets is provided in this note.

	2017	2016	2015
	£m	£m	£m
Current tax charge/(credit)
Current year	768	896	1,605
Adjustments in respect of prior years	55	(361)	(188)
	823	535	1,417
Deferred tax charge/(credit)
Current year	1,507	393	(346)
Adjustments in respect of prior years	(90)	65	78
	1,417	458	(268)
Tax charge	2,240	993	1,149

The table below shows the reconciliation between the actual tax charge and the tax charge that would result from applying the standard UK corporation tax rate to the Group’s profit before tax.

	2017	2017	2016	2016	2015	2015
	£m	%	£m	%	£m	%
Profit before tax from continuing operations	3,541		3,230		1,146
Tax charge based on the standard UK corporation tax rate of 19.25% (2016: 20%; 2015: 20.25%)	682	19.3%	646	20.0%	232	20.3%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 29.4% (2016: 32.8%; 2015: 33.4%))	356	10.1%	415	12.8%	151	13.1%

Recurring items:
Non-creditable taxes including withholding taxes	191	5.4%	277	8.6%	309	27.0%
Non-deductible expenses	90	2.5%	114	3.5%	67	5.8%
Impact of UK bank levy being non-deductible	70	2.0%	82	2.5%	96	8.4%
Tax adjustments in respect of share-based payments	5	0.1%	34	1.1%	30	2.6%
Non-taxable gains and income	(178)	(5.0%)	(199)	(6.2%)	(197)	(17.2%)
Changes in recognition of deferred tax and effect of unrecognised tax losses	(71)	(2.0%)	(178)	(5.5%)	(71)	(6.2%)
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	(61)	(1.7%)	(128)	(4.0%)	(35)	(3.1%)
Adjustments in respect of prior years	(35)	(1.0%)	(296)	(9.2%)	(110)	(9.6%)
Other items	128	3.6%	88	2.7%	144	12.6%

Non-recurring items:
Re-measurement of US deferred tax assets due to US tax rate reduction	1,177	33.2%	-	-	-	-
Impact of the UK branch exemption election on US branch deferred tax assets	(276)	(7.8%)	-	-	-	-

Non-deductible provisions for UK customer redress	129	3.6%	203	6.3%	283	24.7%
Non-deductible provisions for investigations and litigation	72	2.0%	48	1.5%	261	22.8%
Non-taxable gains and income on divestments	(39)	(1.1%)	(180)	(5.6%)	(50)	(4.4%)
Non-deductible impairments and losses on divestments	-	-	67	2.1%	39	3.4%

Total tax charge	2,240	63.3%	993	30.7%	1,149	100.3%

Factors driving the effective tax rate

The effective tax rate of 63.3% is higher than the UK corporation tax rate of 19.25% primarily due to the impact of the Tax Cuts and Jobs Act (“US Tax Reform”), enacted on 22 December 2017, which reduced the US federal corporate income tax rate from 35% to 21%. As the rate reduction was enacted before the balance sheet date, this has resulted in a one-off tax charge as a result of the re-measurement of the Group’s US deferred tax assets in the 2017 period. This downward re-measurement of the Group’s US deferred tax assets as a result of the rate reduction is partially offset by the increase in the value of the US branch deferred tax assets as a result of Barclays Bank PLC making a tax election in the period to exclude the future profits and losses of its overseas branches from UK taxation.

In addition the effective tax rate is also affected by profits earned outside the UK being taxed at local statutory tax rates that are higher than the UK tax rate, provisions for UK customer redress, investigations and litigation being non-deductible for tax purposes, non-creditable taxes and non-deductible expenses including UK bank levy. These factors, which have each increased the effective tax rate, are partially offset by the impact of non-taxable gains and income in the period.

The Group’s future tax charge will be sensitive to the geographic mix of profits earned and the tax rates in force in the jurisdictions that we operate in. In the UK, legislation to reduce the corporation tax rate to 17% from 1 April 2020 has been enacted.

The reduction of the US federal corporate income tax rate to 21% from 1 January 2018 is expected to have a positive impact on the returns generated by the Group’s US business. The ultimate impact however, is subject to any effect of the Base Erosion Anti-abuse Tax (“BEAT”), which was introduced by US Tax Reform and presented as an anti-avoidance provision, but is capable of having broad application to companies making payments to foreign affiliates. The provisions introducing the BEAT are complex and there are currently uncertainties surrounding their practical and technical application. The Group is currently considering any future impact of the BEAT which may reduce the benefit of the reduction in the US federal corporate income tax rate.

Tax in the consolidated statement of comprehensive income

The tax relating to each component of other comprehensive income can be found in the consolidated statement of comprehensive income which additionally includes within Other a tax charge of £5m (2016: £21m credit) relating to share-based payments.

Tax in respect of discontinued operation

Tax relating to the discontinued operation can be found in the BAGL disposal group income statement (see Note 43). The tax charge of £154m (2016: £306m charge) relates entirely to the profit from the ordinary activities of the discontinued operation.

Current tax assets and liabilities

Movements on current tax assets and liabilities were as follows:

	2017	2016
	£m	£m
Assets	561	415
Liabilities	(737)	(903)
As at 1 January	(176)	(488)
Income statement from continuing operations	(823)	(535)
Other comprehensive income	93	23
Corporate income tax paid	708	780
Other movements	94	44
	(104)	(176)
Assets	482	561
Liabilities	(586)	(737)
As at 31 December	(104)	(176)

Deferred tax assets and liabilities

The deferred tax amounts on the balance sheet were as follows:

	2017	2016
	£m	£m
Intermediate Holding Company ("IHC Tax Group")	1,413	2,207
Barclays Bank PLC ("US Branch Tax Group")	1,234	1,766
Barclays PLC - UK tax group	492	575
Other	318	321
Deferred tax asset	3,457	4,869
Deferred tax liability	(44)	(29)
Net deferred tax	3,413	4,840

US deferred tax assets in the IHC and US Branch Tax Groups

The deferred tax asset in the IHC Tax Group of £1,413m (2016: £2,207m) includes £286m (2016: £321m) relating to tax losses and the deferred tax asset in the US Branch Tax Group of £1,234m (2016: £1,766m) includes £283m (2016: £142m) relating to tax losses. The deferred tax assets of the Group’s US businesshave been re-measured due to the reduction in the US federal corporate income tax rate enacted in the year. No account has been taken of the impact of any potential future BEAT liabilities in measuring the US deferred tax assets and liabilities and any future BEAT liabilities would be accounted for in the period they arise. Under US tax rules, losses occurring prior to 1 January 2018 can be carried forward and offset against profits for a period of 20 years. The losses first arose in 2011 in the IHC Tax Group and 2008 in the US Branch Tax Group and therefore any unused amounts may begin to expire in 2031 and 2028 respectively. The remaining US deferred tax assets relate to temporary differences for which there is no time limit on recovery. The deferred tax assets for the IHC and the US Branch Tax Groups’ tax losses are currently projected to be fully utilised by 2019.

In prior periods the US Branch deferred tax assets have been measured at the difference between the UK and US tax rates to take into account UK taxation expected to arise on the profits of the US Branch. During the period, Barclays Bank PLC made a UK tax election that causes the future profits or losses of the Company’s overseas branches to be excluded from the charge to UK tax and therefore subject to tax only in the applicable overseas jurisdiction. The deferred tax assets held by the US Branch of Barclays Bank PLC have been re-measured to the US tax rate as a result of this election.

UK tax group deferred tax asset

The deferred tax asset in the UK tax group of £492m (2016: £575m) relates entirely to temporary differences.

Other deferred tax assets

The deferred tax asset of £318m (2016: £321m) in other entities within the Group includes £27m (2016: £40m) relating to tax losses carried forward. These deferred tax assets relate to a number of different territories and their recognition is based on profit forecasts or local country law which indicate that it is probable that the losses and temporary differences will be utilised.

Of the deferred tax asset of £318m (2016: £321m), an amount of £218m (2016: £267m) relates to entities which have suffered a loss in either the current or prior year. This has been taken into account in reaching the above conclusion that these deferred tax assets will be fully recovered in the future.

The table below shows movements on deferred tax assets and liabilities during the year. The amounts are different from those disclosed on the balance sheet and in the preceding table as they are presented before offsetting asset and liability balances where there is a legal right to set-off and an intention to settle on a net basis.

	Fixed assettimingdifferences	Availablefor saleinvestments	Cash flowhedges	Retirementbenefitobligations	Loanimpairmentallowance	Otherprovisions	Tax lossescarriedforward	Share-basedpayments and deferred compensation	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets	1,801	183	-	91	151	251	503	732	2,013	5,725
Liabilities	(92)	(141)	(333)	-	-	-	-	-	(319)	(885)
At 1 January 2017	1,709	42	(333)	91	151	251	503	732	1,694	4,840
Income statement	(353)	-	-	(322)	(38)	(69)	131	(307)	(459)	(1,417)
Other comprehensive income	-	(3)	262	49	-	-	-	(22)	22	308
Other movements	(118)	-	(4)	16	(5)	(25)	(38)	(19)	(125)	(318)
	1,238	39	(75)	(166)	108	157	596	384	1,132	3,413
Assets	1,266	200	1	52	108	157	596	384	1,362	4,126
Liabilities	(28)	(161)	(76)	(218)	-	-	-	-	(230)	(713)
At 31 December 2017	1,238	39	(75)	(166)	108	157	596	384	1,132	3,413

Assets	2,008	28	5	95	157	261	902	623	1,511	5,590
Liabilities	(194)	(70)	(239)	(144)	-	-	-	-	(570)	(1,217)
At 1 January 2016	1,814	(42)	(234)	(49)	157	261	902	623	941	4,373
Income statement	(358)	9	(7)	(8)	52	17	(522)	15	344	(458)
Other comprehensive income	-	49	(61)	132	-	-	-	20	(6)	134
Other movements	253	26	(31)	16	(58)	(27)	123	74	415	791
	1,709	42	(333)	91	151	251	503	732	1,694	4,840
Assets	1,801	183	-	91	151	251	503	732	2,013	5,725
Liabilities	(92)	(141)	(333)	-	-	-	-	-	(319)	(885)
At 31 December 2016	1,709	42	(333)	91	151	251	503	732	1,694	4,840

Other movements include the impact of changes in foreign exchange rates as well as deferred tax amounts relating to acquisitions, disposals and transfers to held for sale.

The amount of deferred tax liability expected to be settled after more than 12 months is £522m (2016: £273m). The amount of deferred tax assets expected to be recovered after more than 12 months is £3,399m (2016: £5,066m). These amounts are before offsetting asset and liability balances where there is a legal right to set-off and an intention to settle on a net basis.

Unrecognised deferred tax

Tax losses and temporary differences

Deferred tax assets have not been recognised in respect of gross deductible temporary differences of £157m (2016: £64m) and gross tax losses of £17,919m (2016: £16,820m). The tax losses include capital losses of £3,126m (2016: £3,138m) and unused tax credits of £546m (2016: £514m). Of these tax losses, £409m (2016: £394m) expire within five years, £193m (2016: £57m) expire within six to ten years, £2,016m (2016: £358m) expire within 11 to 20 years and £15,301m (2016: £16,011m) can be carried forward indefinitely. Deferred tax assets have not been recognised in respect of these items because it is not probable that future taxable profits and gains will be available against which they can be utilised.

Group investments in subsidiaries, branches and associates

Deferred tax is not recognised in respect of the value of Group's investments in subsidiaries, branches and associates where the Group is able to control the timing of the reversal of the temporary differences and it is probable that such differences will not reverse in the foreseeable future. The aggregate amount of these temporary differences for which deferred tax liabilities have not been recognised decreased in the period to £0.1bn (2016: £2bn) following the reduction of the Group’s holding in BAGL during 2017.

Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Tax

f Tax

	2017	2016	2015
	£m	£m	£m
Current tax charge/(credit)
Current year	659	1,147	1,772
Adjustment for prior years	44	(359)	(188)
	703	788	1,584
Deferred tax charge/(credit)
Current year	1,487	392	(360)
Adjustment for prior years	(65)	65	78
	1,422	457	(282)
Tax charge	2,125	1,245	1,302

Tax relating to each component of other comprehensive income can be found in the consolidated statement of comprehensive income which additionally includes within Other a tax charge of £6m (2016: £49m credit) principally relating to share based payments.

The table below shows the reconciliation between the actual tax charge and the tax charge that would result from applying the standard UK corporation tax rate to The Group’s profit before tax.

	2017	2016	2015
	£m	£m	£m
Profit before tax from continuing operations	3,165	4,383	1,914
Tax charge based on the standard UK corporation tax rate of 19.25% (2016: 20%, 2015: 20.25%)	610	877	387
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 29.8% (2016: 29.5%, 2015: 28.1%))	333	415	151

Recurring items:
Non-creditable taxes including withholding taxes	191	277	309
Non-deductible expenses	82	114	67
Impact of UK bank levy being non-deductible	70	82	96
Banking surcharge on UK profits	6	75	-
Tax adjustments in respect of share based payments	4	34	30
Non-taxable gains and income	(191)	(208)	(197)
Changes in recognition of deferred tax and effect of unrecognised tax losses	(72)	(178)	(71)
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	(61)	(128)	(35)
Adjustments in respect of prior years	(21)	(294)	(110)
Other items	111	81	142

Non-recurring items:
One off re-measurement of US deferred tax assets	1,177
Impact of the UK branch exemption on deferred tax assets	(276)
Non-deductible provisions for UK customer redress	129	203	283
Non-deductible provisions for investigations and litigation	72	48	261
Non-taxable gains and income on divestments	(39)	(180)	(50)
Non-deductible impairments and losses on divestments	-	27	39
Tax charge	2,125	1,245	1,302
Effective tax rate	67.2%	28.4%	68.0%

Current tax assets and liabilities

Movements on current tax assets and liabilities were as follows:

	2017	2016
	£m	£m
Assets	501	385
Liabilities	(708)	(930)
As at 1 January	(207)	(545)
Income statement from continuing operations	(703)	(788)
Other comprehensive income	26	295
Corporate income tax paid	672	742
Other movements	94	89
	(118)	(207)
Assets	376	501
Liabilities	(494)	(708)
As at 31 December	(118)	(207)